Discontinued Operations	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

9. Discontinued Operations

The following tables summarize the activity for the twenty-six weeks ended August 4, 2018 and July 29, 2017 associated with our discontinued operations, which consist of closing two BJ’s clubs in January 2011 (in thousands):

	Discontinued Operations-Twenty-Six Weeks ended August 4, 2018
	Liabilities February 3, 2018	Charges	Payments/ Increase	Liabilities August 4, 2018	Cumulative Charges to Date, Net
BJ’s clubs	$8,683	$399	$(1,142)	$7,940	$59,998

Current portion	$2,122			$2,122
Long-term portion	6,561			5,818

Total	$8,683			$7,940

	Discontinued Operations-Twenty-Six Weeks ended July 29, 2017
	Liabilities January 28, 2017	Charges	Payments/ Increase	Liabilities July 29, 2017	Cumulative Charges to Date, Net
BJ’s clubs	$8,271	$357	$(923)	$7,705	$57,190

Current portion	$2,013			$2,013
Long-term portion	6,258			5,692

Total	$8,271			$7,705

The charges for BJ’s lease obligations are based on the present value of rent liabilities under the relevant leases, including estimated real estate taxes and common area maintenance charges, reduced by estimated income from the potential subleasing of these properties. Charges in both periods represent accretion expense on lease obligations.

On June 12, 2014, the Company entered into a sublease agreement for one of the clubs that pays a portion of BJ’s lease obligation through the end of the lease term. The rental income received from that sublease is included in the payments referenced in the tables above. During the second half of 2017, the Company experienced a lapse in the sublease rental income which resulted in the eviction of the current tenant. In January 2018, the Company entered into a new sublease agreement for the same property with a new tenant who will continue to pay a portion of the BJ’s lease obligation through the end of the lease term. The interruption of sublease income in the second half of 2017, and adjustment of future rental income from the new sublease agreement signed in January 2018, resulted in an additional charge of $0.7 million to the reserve. In addition, the Company lowered the estimated sublease income at the other existing closed location which resulted in an additional charge of $1.4 million to the reserve.

9. Discontinued Operations

The following tables summarize the activity for 2016 and 2017 associated with discontinued operations, which consist of closing two BJ’s clubs in January 2011 (in thousands):

	Discontinued Operations-2016
	Liabilities January 30, 2016	Charges	Payments/ Increase	Liabilities January 28, 2017	Cumulative Charges to Date, Net
BJ’s clubs	$9,411	$802	$(1,942)	$8,271	$56,833

Current portion	$2,048			$2,013
Long-term portion	7,363			6,258

Total	$9,411			$8,271

	Discontinued Operations-2017
	Liabilities January 28, 2017	Charges	Payments/ Increase	Liabilities February 3, 2018	Cumulative Charges to Date, Net
BJ’s clubs	$8,271	$2,766	$(2,354)	$8,683	$59,599

Current portion	$2,013			$2,122
Long-term portion	6,258			6,561

Total	$8,271			$8,683

The charges for BJ’s lease obligations are based on the present value of rent liabilities under the relevant leases, including estimated real estate taxes and common area maintenance charges, reduced by estimated income from the potential subleasing of these properties. Charges in both periods represent accretion expense on lease obligations.

On June 12, 2014, the Company entered into a sublease agreement for one of the clubs that pays a portion of BJ’s lease obligation through the end of the lease term. The rental income received from that sublease is included in the payments referenced in the tables above. During the second half of 2017, the Company experienced a lapse in the sublease rental income which resulted in eviction of the current tenant. In January 2018, the Company entered into a new sublease agreement for the same property which will continue to pay a portion of the BJ’s lease obligation through the end of the lease term. The interruption of sublease income in the second half of 2017, and adjustment of future rental income from the new sublease agreement signed in January 2018, resulted in an additional charge of $0.7 million to the reserve. In addition, the Company lowered the estimated sublease income at the other existing closed location which resulted in an additional charge of $1.4 million to the reserve. The income tax benefit recorded related to loss from discontinued operations was $0.4 million, $0.3 million and $1.1 million for 2015, 2016 and 2017, respectively.

The lease obligations are expected to be paid over the next seven years. The liabilities for the closed club leases are included in current and noncurrent closed store obligations on the consolidated balance sheet.